EBP Benefit Pymts & Defined Contribution Plans (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expected benefit payments
Employer's contributions charged to expense under defined contribution plans	$ 34	$ 36	$ 39
Other Postretirement Benefits [Member]
Benefit Plan Disclosure [Line Items]
Expected total plans contribution, approximate	6
Expected benefit payments
2018	13
2019	13
2020	14
2021	13
2022	13
2023-2027	60
Pension Benefits [Member]
Benefit Plan Disclosure [Line Items]
Expected total plans contribution, approximate	85
Expected benefit payments
2018	91
2019	90
2020	92
2021	96
2022	96
2023-2027	486
Nonqualified Plan [Member]
Benefit Plan Disclosure [Line Items]
Expected total plans contribution, approximate	5
Qualified Plan [Member]
Benefit Plan Disclosure [Line Items]
Expected total plans contribution, approximate	$ 80